Shareholders equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' equity
Dividend declared per share	$ 1.16	$ 1.03
Cash dividends	$ 179.6	$ 154.9
DRIP dividends	41.8	42.3
Dividends declared	$ (221.4)	$ (197.2)